Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 134,019	$ 123,174	$ 93,485
Cost of revenues	69,235	62,378	47,966
Gross profit	64,784	60,796	45,519
Operating expenses:
Research and development	16,331	14,581	13,534
Selling, general and administrative	26,481	26,182	22,022
Litigation settlement			13,000
Total operating expenses	42,812	40,763	48,556
Operating income (loss)	21,972	20,033	(3,037)
Financial income (expenses), net	801	728	(150)
Income (loss) from continuing operations before incomes taxes	22,773	20,761	(3,187)
Income tax (expense) benefit	(1,950)	(2,030)	4,875
Net income from continuing operations	20,823	18,731	1,688
Income from discontinued operations
Income before income tax expense	1,257		18,302
Income tax expense	(94)		(6,028)
Net income from discontinued operations	1,163		12,274
Net income	$ 21,986	$ 18,731	$ 13,962
Basic earnings from continuing operations	$ 0.55	$ 0.52	$ 0.05
Basic earnings from discontinued operations	0.03		0.35
Basic net earnings	0.58	0.52	0.4
Diluted earnings from continuing operations	0.54	0.51	0.05
Diluted earnings from discontinued operations	0.03		0.34
Diluted net earnings	$ 0.57	$ 0.51	$ 0.39
Weighted average number of ordinary shares outstanding:
Basic	37,626	36,190	35,441
Diluted	38,432	36,747	35,964